Share capital - Additional Information (Detail) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2022 shares	Feb. 02, 2022 USD ($)
Disclosure of classes of share capital [line items]
Reduction in retained earnings due to shares repurchased into treasury | ₨			₨ (4,926)
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares	$ 0.0001
Share repurchase program authorized amount | $					$ 250
Broker purchased share			10,688,015
Shares pending cancellation | ₨			₨ 4,926
Purchase of ordinary shares	0	0
Treasury shares	38,698,288	38,698,288
Shares pending cancellation				1,655,300